LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF LEASE COST RECOGNIZED IN CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2022	2023	2024
Operating leases cost excluding short-term rental expense	$315,972	$545,166	$712,280
Short-term lease cost	1,049,031	966,084	498,296
Total	$1,365,003	$1,511,250	$1,210,576

SCHEDULE OF MATURITY OF LEASE LIABILITIES UNDER OPERATING LEASE

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

For the year ending December 31,	Operating Leases
2025	$835,710
2026	355,878
2027	301,584
2028	301,584
2029	229,954
Total lease payments	2,024,710
Less: imputed interest	162,676
Total	1,862,034
Less: current portion	768,955
Non-current portion	$1,093,079